SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Costs relating to proxy contest and leadership changes and related matters) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024	Dec. 28, 2025	Dec. 29, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Proxy contest and leadership changes and related matters			$ 2,800	$ 82,700
Advisory fees			2,800	36,700
Termination benefits expense				21,600
Accelerated vesting expense	$ 12,000		12,300	12,300
Key management personnel compensation			48,001	64,263
Short-term employee benefits			10,656	10,964
Share-based payments			36,929	53,577
Incremental costs			100	8,700
Expense from share-based payment transactions			100	3,800
Incremental fair value granted, modified share-based payment arrangements			8,600	8,600
Retention awards				5,800
Jobs credit				2,000
Advisory, legal and other expenses				3,000
Mr. Bajaj
Disclosure of attribution of expenses by nature to their function [line items]
Expense from cash-settled share-based payment transactions				2,500
Mr. Chamandy
Disclosure of attribution of expenses by nature to their function [line items]
Termination benefits expense		$ 9,800
Key management personnel compensation				8,900
Short-term employee benefits				1,700
Share-based payments		$ (6,000)	$ 17,000	17,000
Run-Off Insurance Policy
Disclosure of attribution of expenses by nature to their function [line items]
Incremental costs				4,800
Special Board Meeting Fee Payments
Disclosure of attribution of expenses by nature to their function [line items]
Incremental costs				600
Increase In Value Of Deferred Share Units Liability
Disclosure of attribution of expenses by nature to their function [line items]
Incremental costs				$ 3,300